Stockholders Equity	3 Months Ended
Mar. 31, 2016
Stockholders Equity/Common Stock/Preferred Stock [Abstract]
STOCKHOLDERS EQUITY

NOTE 2 – STOCKHOLDERS EQUITY

As described in greater detail in Note 4, related party transactions, in February 2016, we made a one-time payment of $720,415 to our previous CEO in lieu of issuing shares owed to him from prior years. A portion of this payment, $357,415, was for 295,384 shares of common stock reflected in stock payable at December 31, 2015.

In March 2016, we issued 12,500 shares of common stock to Independent Directors in connection with our Director Compensation plan which calls for issuance of 6,250 shares per quarter to each Independent Director. These shares were valued at $13,125. In January 2015, we issued 12,500 shares of common stock to our Independent Directors in connection with the same compensation plan. Those shares were recorded as stock payable at December 31, 2014. In addition, we recorded an additional 12,500 shares, valued at $16,375 as stock payable at March 31, 2015 for shares to be issued in April 2015.

In February 2015, we entered into a capital markets advisory agreement covering a one year period, which calls for 90,000 shares of common stock to be issued as compensation. These shares were valued at $112,500 and are being amortized to expense over the period of service. Of these shares, 45,000 were issued in March 2015, and the balance were issued in August 2015.